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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Michael Larson           Kirkland, Washington   August 14, 2009
   -------------------------------   --------------------   ---------------
            [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 38
                                        --------------------

Form 13F Information Table Value Total: $7,491,709
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                              As of June 30, 2009

        COLUMN 1              COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
------------------------- ----------------  --------- --------- ---------------------- ----------- -------- -----------------------
                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER
     NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000)   PRN AMOUNT  PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED  NONE
------------------------- ----------------  --------- --------- ----------- ----- ---- ----------- -------- ---------- ------- ----
AMERICA MOVIL SAB DE CV      SPON ADR L SHS 02364W105    38,719    999,984  SH               SOLE              999,984
AUTONATION INC               COM            05329W102   178,568 10,292,100  SH               SOLE           10,292,100
BANK FLA CORP NAPLES         COM            062128103       957    303,900  SH               SOLE              303,900
BERKSHIRE HATHAWAY INC DEL   CL B           084670207 3,623,282  1,251,250  SH               SOLE            1,251,250
BP PLC                       SPONSORED ADR  055622104   220,901  4,633,000  SH               SOLE            4,633,000
CABOT OIL & GAS CORP         COM            127097103    23,763    775,550  SH               SOLE              775,550
CANADIAN NATL RY CO          COM            136375102   360,849  8,399,653  SH               SOLE            8,399,653
CATERPILLAR INC DEL          COM            149123101   250,774  7,590,000  SH               SOLE            7,590,000
COCA COLA CO                 COM            191216100   272,679  5,682,000  SH               SOLE            5,682,000
COCA COLA ENTERPRISES INC    COM            191219104    16,650  1,000,000  SH               SOLE            1,000,000
COCA COLA FEMSA S A B DE C V SPON ADR REP L 191241108   182,990  4,561,072  SH               SOLE            4,561,072
COSTCO WHSL CORP NEW         COM            22160K105   280,540  6,128,000  SH               SOLE            6,128,000
CROCS INC                    COM            227046109    10,200  3,000,000  SH               SOLE            3,000,000
CROWN CASTLE INTL CORP       COM            228227104   128,096  5,332,900  SH               SOLE            5,332,900
CSX CORP                     COM            126408103    51,945  1,500,000  SH               SOLE            1,500,000
DAIMLER AG                   REG SHS        D1668R123    31,257    861,800  SH               SOLE              861,800
DEVON ENERGY CORP NEW        COM            25179M103    22,209    407,500  SH               SOLE              407,500
DICKS SPORTING GOODS INC     COM            253393102    22,360  1,300,000  SH               SOLE            1,300,000
EASTMAN KODAK CO             COM            277461109    17,908  6,050,000  SH               SOLE            6,050,000
EXPEDITORS INTL WASH INC     COM            302130109    54,944  1,648,000  SH               SOLE            1,648,000
EXXON MOBIL CORP             COM            30231G102   299,564  4,285,000  SH               SOLE            4,285,000
FEDEX CORP                   COM            31428X106    84,821  1,525,000  SH               SOLE            1,525,000
GREATER CHINA FD INC         COM            39167B102     1,856    166,414  SH               SOLE              166,414
GRUPO TELEVISA SA DE CV      SP ADR REP ORD 40049J206   147,744  8,690,800  SH               SOLE            8,690,800
HOME DEPOT INC               COM            437076102    33,129  1,402,000  SH               SOLE            1,402,000
IAC INTERACTIVECORP          COM PAR $.001  44919P508     8,587    535,000  SH               SOLE              535,000
M & T BK CORP                COM            55261F104    50,930    999,998  SH               SOLE              999,998
MCDONALDS CORP               COM            580135101   394,813  6,867,500  SH               SOLE            6,867,500
PEABODY ENERGY CORP          COM            704549104    15,080    500,000  SH               SOLE              500,000
PROGRESSIVE CORP OHIO        COM            743315103    30,220  2,000,000  SH               SOLE            2,000,000
RANGE RES CORP               COM            75281A109    23,811    575,000  SH               SOLE              575,000
REPUBLIC SVCS INC            COM            760759100    32,954  1,350,000  SH               SOLE            1,350,000
SEATTLE GENETICS INC         COM            812578102    29,365  3,021,088  SH               SOLE            3,021,088
TRACTOR SUPPLY CO            COM            892356106    41,320  1,000,000  SH               SOLE            1,000,000
VIACOM INC NEW               CL B           92553P201    11,350    500,000  SH               SOLE              500,000
WAL MART STORES INC          COM            931142103   230,235  4,753,000  SH               SOLE            4,753,000
WASTE MGMT INC DEL           COM            94106L109   220,189  7,819,200  SH               SOLE            7,819,200
XTO ENERGY INC               COM            98385X106    46,149  1,210,000  SH               SOLE            1,210,000
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